Income taxes (Tables)	12 Months Ended
Feb. 28, 2025
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

Significant components of the provision for income taxes are as follows:

	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 28, 2025
	S$	S$	S$	US$
Income tax expense is comprised of the following:
Current	-	-	-	-

Schedule of reconciliation between statutory tax rate to the effective tax rate

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 28, 2025
	S$	S$	S$	US$
Income (loss) before tax	29,910	33,348	(452,450)	(335,310)

Singapore income tax rate	17.0%	17.0%	(17.0)%	(17.0)%
Reconciling items:
- Deferred tax assets on temporary differences not recognized	-%	-%	17.0%	17.0%
- Utilization of deferred tax assets on temporary differences not recognized	(17.0)%	(17.0)%	-%	-%

Effective tax rate	-%	-%	-%	-%

Schedule of components of deferred tax

Significant components of deferred tax are as follows:

	As of February 28, 2023	As of February 29, 2024	As of February 28, 2025	As of February 28, 2025
	S$	S$	S$	US$

Net operating loss carried forward	1,367,466	1,334,117	1,786,567	1,324,025
Deferred tax assets, gross	1,367,466	1,334,117	1,786,567	1,324,025
Valuation allowance	(1,367,466)	(1,334,117)	(1,786,567)	(1,324,025)
Deferred tax assets, net of valuation allowance	-	-	-	-
At Singapore tax rate of 17%	-	-	-	-